COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
The Company is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. The Company expenses professional legal fees as incurred, which are included in selling, general and administrative expense on the consolidated financial statements. Other than as described below, there is no material pending or threatened litigation against the Company that remains outstanding as of December 31, 2022.
Regulatory and Governmental Investigations and Related Internal Review
In September 2020, a short seller reported on certain aspects of the Company’s business and operations. The Company and its board of directors retained Kirkland & Ellis LLP to conduct an internal review in connection with the short-seller article (the “Internal Review”), and Kirkland & Ellis LLP promptly contacted the Division of Enforcement of the U.S. Securities and Exchange Commission to make it aware of the commencement of the Internal Review. The Company subsequently learned that the Staff of the Division of Enforcement and the United States Attorney's Office for the Southern District of New York (the "SDNY") had opened investigations.
By order dated December 21, 2021, the Company and the SEC reached a settlement arising out of the SEC’s investigation of the Company. Under the terms of the settlement, without admitting or denying the SEC’s findings, the Company among other things, agreed to pay a $125 million civil penalty. The first $25 million installment was paid at the end of 2021 and the remaining installments are to be paid semiannually through 2023. The Company previously reserved the full amount of the settlement in the quarter ended September 30, 2021, as disclosed in the Company’s quarterly report on Form 10-Q for such quarter, filed with the SEC on November 4, 2021. In July 2022, the Company and SEC agreed to an alternative payment plan with the first two payments of $5 million to be paid in July 2022 and December 2022. The July 2022 and December 2022 payments have been made by the Company. In February 2023, the Company and the SEC agreed to another alternative payment plan, with the next two payments of $1.5 million to be paid in March 2023 and June 2023. The remainder of the payment plan is subject to determination. As of December 31, 2022, the Company has reflected the remaining liability of $90.0 million in accrued expenses and other current liabilities on the consolidated balance sheets.
On July 29, 2021, the U.S. Attorney for the SDNY announced the unsealing of a criminal indictment charging the Company’s former executive chairman, Trevor Milton, with securities fraud and wire fraud. That same day, the SEC announced charges against Mr. Milton for alleged violations of federal securities laws. On October 14, 2022, a Federal District Court jury for the Southern District of New York found Mr. Milton guilty on one count of securities fraud and two counts of wire fraud.
During the years ended December 31, 2022 and 2021 and 2020, the Company expensed $6.1 million, $22.4 million and $8.1 million, respectively for Mr. Milton's attorneys' fees under his indemnification agreement with the Company. As of December 31, 2022 and 2021, the Company accrued approximately zero and $22.7 million, respectively, in legal and other professional costs for Mr. Milton's attorneys' fees under his indemnification agreement. The Company expects to incur additional related legal costs in fiscal year 2023, which will be expensed as incurred and which could be significant in the periods in which they are recorded.
The Company cannot predict whether any other governmental authorities will initiate separate investigations or litigation. The outcome of any related legal and administrative proceedings could include a wide variety of outcomes, including the institution of administrative, civil injunctive or criminal proceedings involving the Company and/or current or former employees, officers and/or directors in addition to Mr. Milton, the imposition of fines and other penalties, remedies and/or sanctions, modifications to business practices and compliance programs and/or referral to other governmental agencies for other appropriate actions. While it is not possible to accurately predict at this time when matters relating to the SDNY investigation will be completed, the final outcome of the SDNY investigation, what additional actions, if any, may be taken by the SDNY or by other governmental agencies, or the effect that such actions may have on the Company's business, prospects, operating results and financial condition, which could be material, are not possible to accurately predict.
The SDNY investigation, including any matters identified in the Internal Review, could also result in (1) third-party claims against the Company, which may include the assertion of claims for monetary damages, including but not limited to interest, fees, and expenses, (2) damage to the Company's business or reputation, (3) loss of, or adverse effect on, cash flow, assets, goodwill, results of operations, business, prospects, profits or business value, including the possibility of certain of the Company's existing contracts being cancelled, (4) adverse consequences on the Company's ability to obtain or continue financing for current or future projects and/or (5) claims by directors, officers, employees, affiliates, advisors, attorneys, agents, debt holders or other interest holders or constituents of the Company or its subsidiaries, any of which could have a material adverse effect on the Company's business, prospects, operating results and financial condition.
Further, to the extent that these investigations and any resulting third-party claims yield adverse results over time, such results could jeopardize the Company's operations and exhaust its cash reserves, and could cause stockholders to lose their entire investment.
The Company is currently seeking reimbursement from Mr. Milton for costs and damages arising from the actions that are the subject of the government and regulatory investigations.
Shareholder Securities Litigation
The Company and certain of its current and former officers and directors are defendants in a consolidated securities class action lawsuit pending in the United States District Court of the District of Arizona (the "Shareholder Securities Litigation").On December 15, 2020, the United States District Court for the District of Arizona consolidated the actions under lead case Borteanu v. Nikola Corporation, et al., No. CV-20-01797-PXL-SPL, and appointed Angelo Baio as the “Lead Plaintiff”. On December 23, 2020, a motion for reconsideration of the Court’s order appointing the Lead Plaintiff was filed. On December 30, 2020, a petition for writ of mandamus seeking to vacate the District Court’s Lead Plaintiff order and directing the court to appoint another Lead Plaintiff was filed before the United States Court of Appeals for the Ninth Circuit, Case No. 20-73819. The motion for reconsideration was denied on February 18, 2021. On July 23, 2021, the Ninth Circuit granted in part the mandamus petition, vacated the district court’s December 15, 2020 order, and remanded the case to the District Court to reevaluate the appointment of a Lead Plaintiff. On November 18, 2021, the Court appointed Nikola Investor Group II as Lead Plaintiff and appointed Pomerantz LLP and Block & Leviton LLP as co-lead counsel. On January 24, 2022, Lead Plaintiffs filed the Consolidated Amended Class Action Complaint which asserts claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder, based on allegedly false and/or misleading statements and omissions in press releases, public filings, and in social media regarding the Company's business plan and prospects. In accordance with the Court's scheduling order, Defendants filed their motions to dismiss on April 8, 2022. On May 9, 2022, Plaintiffs filed their opposition to Defendants' motions to dismiss, and on June 8, 2022, Defendants filed their reply briefs. On February 2, 2023, the court issued a ruling granting the Defendants' motions to dismiss, without prejudice. As a result, Plaintiffs' complaint was dismissed in its entirety, with leave to amend by April 3, 2023.
Plaintiffs seek an unspecified amount in damages, attorneys’ fees, and other relief. The Company intends to vigorously defend itself. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.
Derivative Litigation
Beginning on September 23, 2020, two purported shareholder derivative actions were filed in the United States District Court for the District of Delaware (Byun v. Milton, et al., Case No. 1:20-cv-01277-UNA; Salguocar v. Girsky et. al., Case No. 1:20-cv-01404-UNA), purportedly on behalf of the Company, against certain of the Company's current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the Exchange Act, and gross mismanagement. The Byun action also brings claims for unjust enrichment and abuse of control, while the Salguocar action brings a claim for waste of corporate assets. On October 19, 2020, the Byun action was stayed until 30 days after the earlier of (a) the Shareholder Securities Litigation being dismissed in their entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay. On November 17, 2020, the Byun and Salguocar actions were consolidated as In re Nikola Corporation Derivative Litigation, Lead Case No. 20-cv-01277-CFC. In its order consolidating the actions, the Court applied the Byun stay to the consolidated action, appointed The Brown Law Firm, P.C. and Gainey McKenna & Egleston as co-lead counsel, and appointed Farnan LLP and O’Kelly & Ernst, LLC as liaison counsel. On January 31, 2023, plaintiffs filed an amended complaint. The consolidated action remains stayed.
On December 18, 2020, a purported shareholder derivative action was filed in the United States District Court for the District of Arizona, Huhn v. Milton et al., Case No. 2:20-cv-02437-DWL, purportedly on behalf of the Company, against certain of the Company’s current and former directors alleging breaches of fiduciary duties, violations of Section 14(a) of the
Exchange Act, unjust enrichment, and against defendant Jeff Ubben, a member of the Company’s board of directors, insider selling and misappropriation of information. On January 26, 2021, the Huhn action was stayed until 30 days after the earlier of (a) the Shareholder Securities Litigation being dismissed in its entirety with prejudice; (b) defendants filing an answer to any complaint in the Shareholder Securities Litigation; or (c) a joint request by plaintiff and defendants to lift the stay. The Huhn action remains stayed.
On January 7, 2022, Barbara Rhodes, a purported stockholder of the Company, filed her Verified Stockholder Derivative Complaint in Delaware Chancery Court captioned Rhodes v. Milton, et al. and Nikola Corp., C.A. No. 2022-0023-KSJM (the “Rhodes Action”). On January 14, 2022, Zachary BeHage and Benjamin Rowe (together, the “BeHage Rowe Plaintiffs”), purported stockholders of the Company, filed their Verified Shareholder Derivative Complaint in Delaware Chancery Court captioned BeHage v. Milton, et al. and Nikola Corp., C.A. No. 2022-0045-KSJM, (the “BeHage Rowe Action” together with the Rhodes Action, the “Related Actions”). The Related Actions are against certain of the Company’s current and former directors and allege breach of fiduciary duties, insider selling under Brophy, aiding and abetting insider selling, aiding and abetting breach of fiduciary duties, unjust enrichment, and waste of corporate assets. On January 28, 2022, Rhodes and the BeHage Rowe Plaintiffs filed a stipulation and proposed order for consolidation of the Related Actions. The proposed order states that Defendants need not answer, move, or otherwise respond to the complaints filed in the Related Actions and contemplates that counsel for Plaintiffs shall file a consolidated complaint or designate an operative complaint within fourteen days of entry of an order consolidating these actions and shall meet and confer with counsel for Defendants or any other party regarding a schedule for Defendants to respond to the operative complaint. The Court granted this proposed order on February 1, 2022 and consolidated the Related Actions as In re Nikola Corporation Derivative Litigation, C.A. No. 2022-0023-KJSM (the “Consolidated Related Actions”). On February 15, 2022, Rhodes and the BeHage Rowe Plaintiffs filed a Verified Consolidated Amended Stockholder Derivative Complaint in the Related Actions (the “Amended Complaint”). On April 4, 2022, the parties filed a stipulation and proposed order, pursuant to which the parties to the Related Actions agreed that Defendants need not answer, move, or otherwise respond to certain counts of the Amended Complaint. In accordance with the Court-ordered stipulation, Defendants filed their motions to stay the remaining counts of the Amended Complaint on April 13, 2022. Plaintiffs filed their oppositions on May 4, 2022, and Defendants filed their replies on May 25, 2022. In a bench ruling following a telephonic oral argument on June 1, 2022, the Court granted Defendants' motions to stay the remaining counts of the Amended Complaint. The Court ordered the Defendants to submit a status report on October 31, 2022, or within three days of receipt of a decision on the motions to dismiss in the Shareholder Securities Litigation, whichever comes first, in which Defendants can request a continued stay of the Related Actions. The stay was subsequently extended until January 10, 2023, by court order and, on January 12, 2023, the parties entered into a stipulation staying the actions until the earlier of February 14, 2023 or a resolution of the motions to dismiss in the Shareholder Securities Litigation. The stay was automatically lifted on February 2, 2023, when the Shareholder Securities Litigation was dismissed. Plaintiffs filed an amended complaint on February 14, 2023.
On March 10, 2022, Michelle Brown and Crisanto Gomes (together, the “Brown & Gomes Plaintiffs”), purported stockholders of the Company, filed a Verified Shareholder Derivative Complaint in Delaware Chancery Court captioned Brown v. Milton, et al. and Nikola Corp., C.A. No. 2022-0223-KSJM (the “Brown & Gomes Action”). The Brown & Gomes Action is against certain of the Company’s current and former directors and alleges claims against those defendants for purported breaches of fiduciary duty and unjust enrichment. On March 14, 2022, the Brown & Gomes Plaintiffs notified the court in the Related Actions of their belief that the Brown & Gomes Action properly belongs as part of the Consolidated Related Actions. On January 12, 2023, the parties entered into a stipulation consolidating the Brown & Gomes Action into the Consolidated Related Actions
The complaints seek unspecified monetary damages, costs and fees associated with bringing the actions, and reform of the Company's corporate governance, risk management and operating practices. The Company intends to vigorously defend against the foregoing complaints. The Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.
In addition, on March 8, 2021, the Company received a demand letter from a law firm representing a purported stockholder of the Company alleging facts and claims substantially the same as many of the facts and claims in the filed derivative shareholder lawsuit. The demand letter requests that the board of directors (i) undertake an independent internal investigation into certain board members and management’s purported violations of Delaware and/or federal law; and (ii) commence a civil action against those members of the board and management for alleged fiduciary breaches. In April 2021, the board of directors formed a demand review committee, consisting of independent directors Bruce L. Smith, and Mary L. Petrovich, to review such demands and provide input to the Company and retained independent counsel. There can be no assurance as to whether any litigation will be commenced by or against the Company by the purported shareholder with respect to the claims set forth in the demand letter, or whether any such litigation could be material.
Books and Record Demands Pursuant to Delaware General Corporation Law Section 220
The Company has received a number of demand letters pursuant to Section 220 of the Delaware General Corporation Law (“DGCL”), seeking disclosure of certain of the Company’s records. The Company has responded to those demands, stating its belief that the demand letters fail to fully comply with the requirements of Section 220 of the DGCL. However, in the interest of resolution and while preserving all rights of the defendants, the Company has engaged in negotiations with the shareholders, and has provided certain information that the Company had reasonably available to it.
On January 15, 2021, Plaintiff Frances Gatto filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL. On January 26, 2021, Plaintiff’s counsel and the Company filed a joint letter, notifying the Court that the parties are engaged in dialogue regarding Plaintiff’s demand, and the Company need not answer or otherwise respond to the complaint at this time. On October 20, 2021, Plaintiff dismissed the action without prejudice.
On October 8, 2021, Plaintiffs Zachary BeHage and Benjamin Rowe filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL. On October 19, 2021, Plaintiffs’ counsel and the Company filed a joint letter, notifying the Court that the parties are engaged in dialogue regarding Plaintiffs’ demand, and the Company need not answer or otherwise respond to the complaint at this time. On January 14, 2022, Plaintiffs dismissed the action without prejudice.
On January 19, 2022, Plaintiff Melissa Patel filed a complaint in Delaware Chancery Court seeking to compel inspection of books and records pursuant to Section 220 of the DGCL. On February 20, 2022, the parties filed a stipulation and proposed order of dismissal without prejudice, which the court granted on February 21, 2022.
Romeo Matters (Discontinued Operations)
Chelico Litigation
A police officer was injured in connection with an automobile accident resulting from an allegedly intoxicated Legacy Romeo employee driving following his departure from a 2017 company holiday party that occurred after hours and not on Romeo's premises. Romeo terminated the employee’s employment shortly after the incident occurred. This matter resulted in a personal injury lawsuit (Chelico et al. v. Romeo Systems, Inc., et al., Case # 18STCV04589, Los Angeles County), for which Romeo is the named defendant. In July 2020, Romeo settled this matter in principle and agreed to pay a settlement of $6.0 million. Correspondence that is believed to constitute a legally enforceable agreement was exchanged on July 22, 2020. Romeo's business and umbrella insurance carriers agreed to cover the cost of damages owed. As a result, Romeo accrued $6.0 million as a legal settlement payable with a corresponding insurance receivable for $6.0 million as of September 30, 2022 and December 31, 2021. Because the plaintiff had not proceeded to finalize the settlement transaction due to a dispute with the City of Los Angeles related to the allocation of the global settlement payment between the plaintiff and the LAPD (unrelated to Romeo), Romeo filed a claim for breach of contract against the plaintiff in Romeo Systems et al. v. Chelico, Case # 21STCV20701. The cases have been related and are pending in front of Hon. Mark Epstein. The trial of the settlement-related issues began on October 24, 2022, and closing arguments were held on November 18, 2022. . Judge Epstein entered judgment in favor of plaintiff Romeo Systems, Inc. on January 17, 2023. Based upon information presently known to management, the Company is not currently able to estimate the outcome of this proceeding or a possible range of loss, if any, more than the $6.0 million settlement payable Romeo agreed upon.The $6.0 million of legal settlement payable and the related $6.0 million of insurance receivable were reported in accrued expenses and other current liabilities and prepaid expenses and other current assets, respectively, on the consolidated balance sheets as of December 31, 2022.
Wage and Hour Litigation
On October 29, 2020, John Alonzo, a former employee of Romeo filed a putative wage and hour class action complaint in the Los Angeles Superior Court on behalf of all current and former non-exempt employees in California from October 2016 to present. Alonzo alleges that Romeo did not pay for all time worked, did not provide compliant meal and rest periods, did not reimburse necessary business expenses, and other derivative claims. The parties mediated on October 7, 2021, and reached a settlement shortly thereafter. The parties are finalizing a long-form settlement agreement, which will be submitted to the Court for its approval. The proposed settlement amount is not material to the Company's consolidated financial statements.
On August 5, 2022, Charles Walker filed a wage and hour class action complaint against Romeo in the Los Angeles Superior Court. Walker claims to be a former employee of Romeo and seeks to represent a class of all non-exempt Romeo employees in California. However, Walker was at all times an employee of Randstad, a contract labor firm, and has never been an employee of Romeo. In addition, any historical claims related to non-exempt employees of Romeo should be covered by the wage and hour settlement in Alonzo v. Romeo Power. This has been communicated to plaintiff’s counsel who is waiting on publication of Alonzo settlement before determining how to proceed. The action is stayed until May 31, 2023. Based upon information presently known to management, the Company is not currently able to estimate the outcome of this proceeding or a possible range of loss, if any.
Cannon Complaint
On February 26, 2021, plaintiff Lady Benjamin PD Cannon f/k/a Ben Cannon filed a complaint (the “Cannon Complaint”) against Romeo and Michael Patterson (“Patterson”) in the Court of Chancery for the State of Delaware. The Cannon Complaint includes claims for declaratory relief (against Romeo and Patterson), non-compliance with Article 9 of the Delaware UCC (against Patterson), conversion (against Romeo and Patterson), and breach of contract (against Romeo). Generally, plaintiff alleges that the transfer to Patterson of a warrant for 1,000,000 shares of Romeo’s Common Stock, which plaintiff pledged as security for a loan, is invalid, that Patterson improperly accepted that warrant in satisfaction of the loan, and that she, not Patterson, holds the right to exercise that warrant and to purchase the equivalent of 1% of Romeo’s Common Stock. The relief sought by plaintiff includes declaratory relief, return of the warrant, specific performance on the warrant, money damages, cost of suit, and attorneys’ fees. On May 4, 2021, Romeo filed a motion to dismiss all claims against it under Delaware Chancery Rule 12(b)(6); on May 17, 2021, plaintiff filed a motion for partial summary judgment; and on June 16, 2021, Romeo and Patterson filed a joint Rule 56(f) motion for discovery.
On September 24, 2021, the Court granted Romeo’s motion to dismiss plaintiff’s claim for conversion against Romeo, but otherwise denied Romeo’s motion. The Court also deferred a ruling on plaintiffs’ motion for partial summary judgment and Romeo and Patterson’s Rule 56(f) motion for discovery.
On October 8, 2021, the Court granted the parties’ stipulation pursuant to which plaintiff withdrew her motion for partial summary judgment without prejudice, the parties agreed that plaintiff would file a first amended complaint, and the parties agreed to a schedule for Romeo and Patterson to file Answers to that first amended complaint and a date by when the parties would complete certain discovery. Plaintiff filed her first amended complaint on October 18, 2021, removing her claim for conversion against Romeo and adding a claim against Romeo for alleged violation of 6 Del. C. § 8-404(a) on account of the same allegedly improper transfer of a warrant from plaintiff to Patterson. Romeo and Patterson filed Answers to that amended complaint on October 28, 2021 denying plaintiff’s claims.
After attempts to reach a negotiated resolution were unsuccessful, on March 10, 2022, Romeo filed a First Amended Answer and Counterclaim, in which Romeo asserted claims against plaintiff for fraud in the inducement, fraudulent concealment, and declaratory relief. On April 21, 2022, Romeo filed a First Amended Answer and Affirmative Defenses and Amended Counterclaim against Plaintiff, alleging further facts and circumstances in support of Romeo’s counterclaims. Plaintiff moved to dismiss Romeo’s counterclaims on May 12, 2022. That motion was heard on December 12, 2022, and on December 13, 2022, the Court granted Plaintiff’s motion with respect to Romeo’s fraud-based counterclaims on statute of limitations grounds. The Court denied the remainder of Plaintiff’s motion.
The parties have largely concluded the fact discovery phase of the litigation, including witness depositions. On December 13, 2022, the Court request letter briefing regarding potential motions for summary judgment, which the Parties submitted by February 6, 2023. Those letters are pending with the Court. No trial date has been set. The Company intends to defend itself vigorously against plaintiff’s claims. The outcome of any complex legal proceeding is inherently unpredictable and subject to significant uncertainties. Given the stage of the litigation and based upon information presently known to management, the Company is not currently able to estimate the outcome of this proceeding or a possible range of loss, if any.
Nichols and Toner Complaints
On April 16, 2021, plaintiff Travis Nichols filed a class action complaint against Romeo Power, Inc. (f/k/a RMG Acquisition Corp.), Lionel E. Selwood, Jr. and Lauren Webb (the “Officer Defendants”), and Robert S. Mancini, Philip Kassin,
D. James Carpenter, Steven P. Buffone, W. Grant Gregory, W. Thaddeus Miller, and Craig Broderick (the “RMG Director Defendants”) in the United States District Court for the Southern District of New York (the “Court”), captioned Nichols v. Romeo Power Inc., No. 21-cv-3362-LGS (S.D.N.Y. 2021). On May 6, 2021, plaintiff Victor J. Toner filed a second class action complaint against the same defendants in the Southern District of New York, captioned Toner v. Romeo Power, Inc., No. 21-cv-4058 (S.D.N.Y.). The complaints generally allege violations of Section 10(b) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and SEC Rule 10b-5 promulgated thereunder. On July 15, 2021, the Court entered an order consolidating the Nichols and Toner actions under the caption In re Romeo Power Inc. Securities Litigation, No. 21-cv-3362-LGS (S.D.N.Y.), and appointing Mike Castleberg as lead plaintiff and Glancy Prongay & Murray LLP as lead counsel.
On September 15, 2021, plaintiffs filed an Amended Class Action Complaint for Violations of the Federal Securities Laws (the “Amended Complaint”) against the same Defendants alleging violations of Sections 10(b), 14(a), and 20(a) of the Exchange Act and SEC Rules 10b-5 and 14a promulgated thereunder. The Amended Complaint alleges that Defendants made false and misleading statements regarding the status of Romeo’s battery cell supply chain and Romeo’s ability to meet customer demand, fulfill its revenue backlog, and achieve its revenue forecast for 2021.
Defendants filed a Motion to Dismiss the Amended Complaint on November 5, 2021. On June 2, 2022, the Court entered an order granting in part and denying in part the Motion. The Court dismissed all claims against the RMG Director Defendants, finding that they were (if anything) derivative claims and not adequately pled. But the Court denied the motion as to claims against Romeo, Selwood, and Webb and allowed the case to proceed with respect to at least one statement – whether Romeo had two or four suppliers at the time of the deSPAC. The Court expressly did not rule on any of the other statements at issue, including the forward-looking statements that comprise the bulk of the case. On June 16, 2022, the remaining defendants filed a Motion for Reconsideration of the June 2, 2022 Order as it relates to certain of the remaining Section 10(b) claims and the court denied the motion. The matter is now in discovery.
This litigation is at preliminary stages and the outcome of any complex legal proceeding is inherently unpredictable and subject to significant uncertainties. The Company intends to defend itself vigorously against these claims. Based upon information presently known to management, the Company is not currently able to estimate the outcome of this proceeding or a possible range of loss, if any.
Southern District of New York Derivative Matter
On July 27, 2022, Plaintiff Bach-Mai Fiori (“Plaintiff”) filed a Verified Shareholder Derivative Complaint (the “Complaint”) on behalf of Romeo Power, Inc. against Defendants Susan Brennan, Robert Mancini, Ronald Gottwald, Philip Kassin, Timothy Stuart, Lauren Webb, Lionel Selwood, Paul Williams, Brady Ericson, and Romeo as a nominal defendant only, in United States District Court for the Southern District of New York, captioned as Bach-Mai Fiori v. Brennan, No. 22-cv-06403 (S.D.N.Y.). The Complaint alleges that certain of Romeo’s then current and former officers and directors made, authorized, and/or failed to prevent the making of the false and misleading statements that are at issue in the Southern District of New York Securities Litigation Matter. In addition to alleging the same violation of Section 10(b) of the Exchange Act and SEC Rule 10b-5 as in the Southern District of New York Securities Litigation Matter, the Plaintiff alleges breaches of fiduciary duty, aiding and abetting breaches of fiduciary duty (for permitting the practices that allowed these statements to be disseminated), unjust enrichment, and waste of corporate assets, all of which are premised on the alleged legal liability and costs that Romeo might incur in the Southern District of New York Securities Litigation Matter and other unspecified harms. On November 3, 2022, Plaintiff voluntarily dismissed the Complaint, and the Court approved the dismissal of this matter without further notice or proceedings on November 4, 2022.
Litigation relating to the offer or the merger
In connection with the merger agreement and the transactions contemplated thereby, as of September 23, 2022, six purported class action lawsuits have been filed. On September 1, 2022, a purported stockholder of Romeo filed a lawsuit against Romeo and members of its Board of Directors in the United States District Court for the Central District of California, captioned Rushing v. Romeo Power, Inc., No. 8:22-cv-01641. On September 2, 2022, a stockholder of Romeo filed a lawsuit in the United States District Court for the Central District of California, captioned Cataldi v. Romeo Power, Inc., et al., No. 8:22-cv-01642. On September 8, 2022, a purported stockholder of Romeo filed a lawsuit in the United States District Court for the Southern District of New York, captioned Wilhelm v. Romeo Power, Inc., No. 1:22-cv-07662. On September 8, 2022, a purported stockholder of Romeo filed a lawsuit in the United States District Court for the District of Delaware, captioned Wheeler v. Romeo Power, Inc., No. 1:22-cv-01182. On September 9, 2022, a purported stockholder of Romeo filed a lawsuit, in the United States District Court for the Southern District of New York, captioned Ryan v. Romeo Power, Inc., et al., No. 1:22-cv-07734. On September 13, 2022, a purported stockholder of Romeo filed a lawsuit in the United States District Court for the Central District of California, captioned Grinberger v. Romeo Power, Inc., et al., No. 8:22-cv-01678.The lawsuits alleged that Romeo and its Board of Directors made materially incomplete and misleading statements in its Solicitation/Recommendation Statement on Schedule 14D-9 regarding the Offer. Specifically, the lawsuits allege that Romeo and its Board of Directors violated Sections 14(d)(4), 14(e) and 20(a) of the Exchange Act, as amended, and Rule 14d-9 promulgated under the Exchange Act, and asserts claims challenging the adequacy of the disclosures regarding the sales process leading up to the proposed transaction, Romeo’s and Nikola’s financial projections, the interests of Romeo’s senior management and Board of Directors, and Morgan Stanley’s financial analysis.
The lawsuits sought, among other things, injunctive relief to enjoin the Offer, rescission and rescissory damages should the Offer be consummated, an injunction directing the Board of Directors to comply with the Exchange Act, and an award of attorney’s and expert fees and expenses.
All six suits have been voluntarily dismissed.
Lion Electric matter
On October 26, 2022, Lion Electric filed a Request for Arbitration before the International Chamber of Commerce (ICC) for the commencement of an arbitration against Romeo Systems, Inc. pursuant to the dispute resolution provisions of the Purchase Agreement dated November 2, 2020 between Romeo and Lion. The Request for Arbitration alleges that Romeo Systems, Inc. has breached various provisions of the Purchase Agreement related to the manufacture and sale of batteries. Romeo denies the allegations and intends to vigorously defend itself in the matter. Based upon information presently known to management, the Company is not currently able to estimate the outcome of this proceeding or a possible range of loss, if any.
Purchase Commitments
The Company enters into commitments under non-cancellable or partially cancellable purchase orders or vendor agreements in the normal course of business. The following table presents the Company's commitments and contractual obligations as of December 31, 2022:

	Payments due by period as of December 31, 2022
	Total	Less than 1 Year	1 - 3 Years	3 - 5 Years	More than 5 Years
Unrecorded contractual obligations:
Purchase obligations	$293,300	$133,220	$160,080	$—	$—
Leases executed not yet commenced	47,356	5,403	17,361	17,297	7,295
Recorded contractual obligations:
Accrued SEC settlement	90,000	90,000	—	—	—
FCPM License	32,126	32,126	—	—	—
	$462,782	$260,749	$177,441	$17,297	$7,295
Commitments and Contingencies
FCPM License
In the third quarter of 2021, the Company entered into a fuel cell power module ("FCPM") license to intellectual property that will be used to adapt, further develop and assemble FCPMs. Payments for the license will be due in installments ranging from 2022 to 2023. As of December 31, 2022, the Company accrued $32.1 million in accrued expenses and other current liabilities on the consolidated balance sheets.